Commitments and Contingencies 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease Commitments And Purchase Agreements [Abstract]
Noncancellable long-term operating lease rent expense	$ 178,100,000	$ 169,000,000	$ 153,300,000
Cancellable short-term operating lease rent expense	10,900,000	11,500,000	12,700,000
Rental revenue	$ 35,400,000	$ 31,800,000	$ 26,800,000